Significant Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Significant Transactions [Abstract]
Schedules of Proceeds Raised And Issuance Costs

The following table summarizes the proceeds raised and issuance costs incurred related to the SPAC Merger on August 14, 2025:

Amount
Proceeds from SPAC Trust	178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	132

Schedule of Statement of Equity

The following table summarizes the impact to the Statement of Equity related to the SPAC Merger on August 14, 2025:

	Number of shares	Amount
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor and Cantor (at US$12.70 / share)	4,686,515	60
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
SPAC Merger equity issued	23,921,083	298
Kyivstar Group professional fees		(30)
SPAC Merger equity issued, net of transaction costs		268

Schedule of Calculation of the Listing Expense

The following table displays the calculation of the listing expense recognized on August 14, 2025 for the period ended September 30, 2025:

	Number issued	Fair Value
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor (at US$12.70 / share)	4,686,515	60
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
Warrants issued to SPAC public investors (at US$3.35 / warrant)	7,666,629	26
Fair value of consideration		324
Fair value of Cohen Circle Net Assets acquired		162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		162

Schedule of Details of Cash Outflow

The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158

Schedule of Purchase Consideration

The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158

*	Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.

Schedule of Details of Cash Outflow

The following table shows the details of cash outflow during the nine-months ended September 30, 2025:

September 30, 2025
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	141